Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Significant Components of the Company's Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2012	2011
Net operating loss carryforwards	$14,332	$11,280
Research and development credits	6,509	6,472
Federal orphan drug credits	7,228	5,666
Other	1,881	1,497

Total deferred tax assets	29,950	24,915
Valuation allowance	(29,950)	(24,915)

Net deferred tax assets	$—	$—

Schedule of Difference Between Income Tax Benefit and Computation Amount of Federal Statutory Income Tax Rate

The difference between the income tax benefit and the amount computed by applying the federal statutory income tax rate to loss before income taxes is as follows (in thousands):

	Year Ended December 31,
	2012	2011
Income tax benefit at federal statutory rate	$(2,878)	$(3,259)
State taxes (net of federal)	(648)	(617)
Credits	(662)	(1,081)
Other	(842)	191
Change in valuation allowance	5,030	4,766

Total	$—	$—